PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of September 30, 2011 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Communications Equipment
350,000	QUALCOMM Inc.	4.8%	$17,020,500

	Computers
600,000	Hewlett-Packard Company	3.8%	$13,470,000

	Data Storage
2,400,000	Brocade Communications Systems Inc. θ	2.9%	$10,368,000

	Electronic Components
850,000	Corning Inc.	3.0%	$10,506,000

	Entertainment
120,000	The Walt Disney Co.	1.0%	$3,619,200

	Financial Services
50,000	First Horizon National Corp.		$298,000
450,000	JPMorgan Chase & Co.		13,554,000
20,000	MasterCard Inc.		6,343,200
300,000	SEI Investments Co.		4,614,000
825,000	Wells Fargo & Co.		19,899,000
		12.6%	$44,708,200

	Footwear
50,000	Nike Inc.	1.2%	$4,275,500

	Home Builders
1,300,000	DR Horton Inc.		$11,752,000
1,100,000	KB Home λ		6,446,000
2,625,000	PulteGroup Inc. θ, λ		10,368,750
750,000	Toll Brothers Inc. θ		10,822,500
		11.1%	$39,389,250

	Industrial Manufacturing
50,000	Teleflex Inc.	0.8%	$2,688,500

	Insurance
200,000	Tower Group Inc.		$4,572,000
230,000	Verisk Analytics Inc. θ		7,997,100
		3.6%	$12,569,100

	Internet
300,000	eBay Inc. θ		$8,847,000
32,000	Google Inc. θ		16,460,160
		7.1%	$25,307,160

	Media
50,000	Scripps Networks Interactive Inc.	0.5%	$1,858,500

	Natural Gas
300,000	Quicksilver Resources Inc. θ, λ	0.6%	$2,274,000

	Networking Products
1,560,000	Cisco Systems Inc.	6.8%	$24,164,400

	Oil & Gas
690,000	W&T Offshore Inc.	2.7%	$9,494,400

	Pharmaceuticals
50,000	Gilead Sciences Inc. θ	0.5%	$1,940,000

	Professional Services
400,000	Insperity Inc.	2.5%	$8,900,000

	Retail
40,000	CVS Caremark Corp.		$1,343,200
600,000	Lowe's Cos., Inc.		11,604,000
60,000	Staples Inc.		798,000
210,000	Target Corp.		10,298,400
		6.8%	$24,043,600

	Semiconductor Capital Equipment
1,075,000	Applied Materials Inc.	3.1%	$11,126,250

	Semiconductors
1,000,000	Intel Corp.		$21,330,000
1,090,000	MIPS Technologies Inc. θ		5,275,600
		7.5%	$26,605,600

	Software
500,000	Adobe Systems Inc. θ		$12,085,000
100,000	Autodesk Inc. θ		2,778,000
		4.2%	$14,863,000

	Telecommunications Equipment
1,300,000	Ciena Corp. θ, λ		$14,560,000
1,350,000	Finisar Corp. θ		23,679,000
1,375,000	Tellabs Inc.		5,898,750
		12.5%	$44,137,750

	Total investment in equities
	(cost $422,334,088)	99.6%	$353,328,910

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit α
100,000	Albina Community Bank 0.75%, matures 01/24/2012		$98,740
100,000	Carver Federal Savings Bank 0.90%, matures 02/19/2012		98,455
100,000	Community Bank of the Bay 0.30%, matures 07/15/2012		96,320
100,000	Eastern Bank 0.50%, matures 01/30/2012		98,673
100,000	Latino Community Credit Union 0.90%, matures 02/20/2012		98,444
100,000	Metro Bank 0.65%, matures 05/10/2012		97,574
100,000	Opportunities Credit Union 0.45%, matures 04/25/2012		97,738
100,000	Self-Help Credit Union 1.30%, matures 01/14/2012		98,850
100,000	Southern Bancorp 0.85%, matures 01/12/2012		98,861
		0.3%	$883,655

	Community Development Loans α
200,000	Boston Community Loan Fund 1.00%, matures 06/30/2012		$191,016
200,000	Root Capital Loan Fund 1.50%, matures 03/15/2012		194,542
100,000	Vermont Community Loan Fund 1.50%, matures 12/15/2011		98,768
		0.1%	$484,326

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
21,040,375	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	6.0%	$21,040,375

	Total short-term securities
	(cost $22,408,356)	6.4%	$22,408,356

	Total securities
	(cost $444,742,444)	106.0%	$375,737,266

	Payable upon return of securities loaned	-6.0%	$(21,040,375)

	Other assets and liabilities - net	0.0%	$(138,941)

	Total net assets	100.0%	$354,557,950

θ	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect early withdrawal.

λ	This security, or partial position of this security, was on loan at September 30, 2011.

The total value of the securities on loan at September 30, 2011 was $20,527,266.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$423,111,352
Unrealized appreciation	$12,260,922
Unrealized depreciation	(82,043,364)

Net unrealized depreciation	$(69,782,442)

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$71,842,850	$-	$-	$71,842,850
Consumer Staples	1,343,200	-	-	1,343,200
Energy	11,768,400	-	-	11,768,400
Financials	42,937,000	-	-	42,937,000
Health Care	4,628,500	-	-	4,628,500
Industrials	16,897,100	-	-	16,897,100
Information Technology	203,911,860	-	-	203,911,860
Short-Term Investments	21,040,375	-	1,367,981	22,408,356
Total	$374,369,285	$-	$1,367,981	$375,737,266

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2011.

Certificates of Deposit
Community Loans
Balance as of December 31, 2010	$1,378,667
Discounts/premiums amortization	(10,686)
Net purchases (sales)	-
Balance as of September 30, 2011	$1,367,981

PARNASSUS MID-CAP FUND

Portfolio of Investments as of September 30, 2011 (unaudited)

Shares		Equities	Percent of Net Assets	Market Value

		Apparel
6,000		Coach Inc.	0.6%	$310,980

		Chemicals
12,500		Compass Minerals International Inc.	1.7%	$834,750

		Consulting Services
13,000		Teradata Corp. θ	1.4%	$695,890

		Data Processing
55,000		Equifax Inc.		$1,690,700
29,000		Fiserv Inc. θ		1,472,330
75,000		Paychex Inc.		1,977,750
			10.3%	$5,140,780

		Financial Services
6,500		Capital One Financial Corp.		$257,595
90,000		Charles Schwab Corp.		1,014,300
225,000		First Horizon National Corp.		1,341,000
100,000		SEI Investments Co.		1,538,000
			8.3%	$4,150,895

		Food Products
25,000		McCormick & Co.		$1,154,000
72,000		Sysco Corp.		1,864,800
			6.0%	$3,018,800

		Healthcare Products
22,000		DENTSPLY International Inc.	1.4%	$675,180

		Industrial Manufacturing
16,500		Cooper Industries PLC		$760,980
24,000		Pentair Inc.		768,240
40,000		Teleflex Inc.		2,150,800
			7.4%	$3,680,020

		Insurance
60,000		Verisk Analytics Inc. θ	4.2%	$2,086,200

		Media
33,500		Scripps Networks Interactive Inc.	2.5%	$1,245,195

		Medical Equipment
15,500		Gen-Probe Inc. θ		$887,375
60,000		Patterson Companies Inc.		1,717,800
			5.2%	$2,605,175

		Natural Gas
30,000		Energen Corp.		$1,226,700
50,000		MDU Resources Group Inc.		959,500
			4.4%	$2,186,200

		Oil & Gas
36,000		Noble Corp.		$1,056,600
8,500		Pioneer Natural Resources Co.		559,045
42,500		Plains Exploration & Production Co. θ		965,175
24,000		Ultra Petroleum Corp. θ		665,280
			6.4%	$3,246,100

		Pharmaceuticals
33,500		Valeant Pharmaceuticals International Inc. θ	2.5%	$1,243,520

		Professional Services
77,500		Insperity Inc.		$1,724,375
35,000		Iron Mountain Inc.		1,106,700
			5.7%	$2,831,075

		Retail
15,000		Nordstrom Inc.	1.4%	$685,200

		Services
33,000		Ecolab Inc.	3.2%	$1,613,370

		Software
60,000		Adobe Systems Inc. θ		$1,450,200
25,000		Check Point Software Technologies Ltd. θ		1,319,000
45,000		Symantec Corp. θ		733,500
55,000		Synopsys Inc. θ		1,339,800
45,000		VeriSign Inc. θ		1,287,450
			12.3%	$6,129,950

		Telecommunications Equipment
25,000		Motorola Solutions Inc.	2.1%	$1,047,500

		Utility & Power Distribution
100,000		Questar Corp.	3.6%	$1,771,000

		Waste Management
92,000		Waste Management Inc.	6.0%	$2,995,520

		Total investment in equities
		(cost $51,693,508)	96.6%	$48,193,300

Principal Amount $		Short-Term Securities	Percent of Net Assets	Market Value

		Time Deposits
1,948,032		BBH Cash Management Service
		Citibank, London, 0.03%, due 10/03/2011	3.9%	$1,948,032

		Total short-term securities
		(cost $1,948,032)	3.9%	$1,948,032

		Total securities
		(cost $53,641,540)	100.5%	$50,141,332

		Other assets and liabilities - net	-0.5%	$(261,584)

		Total net assets	100.0%	$49,879,748

	θ	This security is non-income producing.

		Fund holdings will vary over time.

		Industry classifications are unaudited.

		Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Mid-Cap Fund

Cost of long-term investments	$51,754,473
Unrealized appreciation	$2,041,517
Unrealized depreciation	(5,602,690)

Net unrealized depreciation	$(3,561,173)

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$2,241,375	$-	$-	$2,241,375
Consumer Staples	3,018,800	-	-	3,018,800
Energy	4,472,800	-	-	4,472,800
Financials	4,150,895	-	-	4,150,895
Health Care	6,674,675	-	-	6,674,675
Industrials	11,132,715	-	-	11,132,715
Information Technology	11,323,420	-	-	11,323,420
Materials	2,448,120	-	-	2,448,120
Utilities	2,730,500	-	-	2,730,500
Short-Term Investments	1,948,032	-	-	1,948,032
Total	$50,141,332	$-	$-	$50,141,332

PARNASSUS SMALL-CAP FUND

Portfolio of Investments as of September 30, 2011 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
725,000	Hanesbrands Inc. θ	2.9%	$18,132,250

	Biotechnology
104,000	Bio-Rad Laboratories Inc. θ		$9,440,080
344,712	Salix Pharmaceuticals Ltd. θ		10,203,475
		3.2%	$19,643,555

	Chemicals
1,325,000	Calgon Carbon Corp. θ	3.2%	$19,305,250

	Computer Peripherals
250,000	Electronics for Imaging Inc. θ	0.5%	$3,367,500

	Data Storage
5,000,000	Brocade Communications Systems Inc. θ	3.5%	$21,600,000

	Financial Services
2,050,000	Artio Global Investors Inc. λ		$16,318,000
1,200,000	First American Financial Corp.		15,360,000
3,100,000	First Horizon National Corp.		18,476,000
300,000	Glacier Bancorp Inc.		2,811,000
1,275,000	Pinnacle Financial Partners Inc. θ, λ		13,948,500
470,000	SEI Investments Co.		7,228,600
		12.1%	$74,142,100

	Healthcare Services
476,487	Genomic Health Inc. θ, λ		$10,473,184
587,691	LHC Group Inc. θ		10,026,008
1,330,000	VCA Antech Inc. θ		21,253,400
		6.7%	$41,752,592

	Home Builders
1,650,000	KB Home λ		$9,669,000
3,070,000	PulteGroup Inc. θ		12,126,500
650,000	Toll Brothers Inc. θ		9,379,500
		5.1%	$31,175,000

	Home Products
184,000	WD-40 Co.	1.2%	$7,330,560

	Industrial Manufacturing
395,000	Teleflex Inc.	3.4%	$21,239,150

	Insurance
760,278	Tower Group Inc.	2.8%	$17,379,955

	Medical Equipment
400,000	Cyberonics Inc. θ	1.8%	$11,320,000

	Natural Gas
1,830,000	Quicksilver Resources Inc. θ, λ	2.2%	$13,871,400

	Networking Products
2,106,600	DragonWave Inc. θ, λ	1.1%	$6,951,780

	Oil & Gas
500,000	Energy XXI (Bermuda) Ltd. θ		$10,725,000
950,000	W&T Offshore Inc.		13,072,000
		3.8%	$23,797,000

	Pharmaceuticals
470,000	Furiex Pharmaceuticals Inc. θ	1.1%	$6,688,100

	Professional Services
865,560	Insperity Inc.	3.1%	$19,258,710

	Semiconductors
415,000	EZchip Semiconductor Ltd. θ		$13,786,300
1,792,800	MIPS Technologies Inc. θ		8,677,152
2,100,000	PMC-Sierra Inc. θ		12,558,000
		5.7%	$35,021,452

	Services
475,000	Arbitron Inc.	2.5%	$15,713,000

	Software
1,350,000	ClickSoftware Technologies Ltd.		$10,516,500
1,200,000	Mentor Graphics Corp. θ		11,544,000
705,000	Quest Software Inc. θ		11,195,400
200,000	VeriSign Inc. θ		5,722,000
875,000	Websense Inc. θ		15,137,500
		8.7%	$54,115,400

	Telecommunications Equipment
2,000,000	Ceragon Networks Ltd. θ		$19,100,000
1,550,000	Ciena Corp. θ, λ		17,360,000
2,600,000	Finisar Corp. θ		45,604,000
3,850,000	Harmonic Inc. θ		16,401,000
3,970,000	Tellabs Inc.		17,031,300
		18.6%	$115,496,300

	Utility & Power Distribution
350,000	AGL Resources Inc.		$14,259,000
1,060,000	Questar Corp.		18,772,600
		5.3%	$33,031,600

	Total investment in equities
	(cost $766,363,064)	98.5%	$610,332,654

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
12,603,113	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/03/2011	2.0%	$12,603,113

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
37,872,816	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	6.1%	$37,872,816

	Total short-term securities
	(cost $50,475,929)	8.1%	$50,475,929

	Total securities
	(cost $816,838,993)	106.6%	$660,808,583

	Payable upon return of securities loaned	-6.1%	$(37,872,816)

	Other assets and liabilities - net	-0.5%	$(3,089,816)

	Total net assets	100.0%	$619,845,951

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2011.

The total value of the securities on loan at September 30, 2011 was $36,874,450.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small-Cap Fund

Cost of long-term investments	$766,433,054
Unrealized appreciation	$16,871,646
Unrealized depreciation	(172,972,046)

Net unrealized depreciation	$(156,100,400)

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$65,020,250	$-	$-	$65,020,250
Consumer Staples	7,330,560	-	-	7,330,560
Energy	37,668,400	-	-	37,668,400
Financials	91,522,055	-	-	91,522,055
Health Care	100,643,398	-	-	100,643,398
Industrials	19,258,710	-	-	19,258,710
Information Technology	236,552,431	-	-	236,552,431
Materials	19,305,250	-	-	19,305,250
Utilities	33,031,600	-	-	33,031,600
Short-Term Investments	50,475,929	-	-	50,475,929
Total	$660,808,583	$-	$-	$660,808,583

PARNASSUS WORKPLACE FUND

Portfolio of Investments as of September 30, 2011 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
50,000	Bio-Rad Laboratories Inc. θ	2.3%	$4,538,500

	Building Materials
170,000	Simpson Manufacturing Co., Inc.	2.1%	$4,238,100

	Communications Equipment
175,000	QUALCOMM Inc.	4.3%	$8,510,250

	Computer Peripherals
225,000	Seagate Technology	1.2%	$2,313,000

	Computers
350,000	Hewlett-Packard Company		$7,857,500
22,500	International Business Machines Corp.		3,938,175
		6.0%	$11,795,675

	Consulting Services
50,000	Accenture PLC	1.3%	$2,634,000

	Data Processing
5,000	Broadridge Financial Solutions Inc.		$100,700
120,000	Paychex Inc.		3,164,400
		1.7%	$3,265,100

	Data Storage
1,670,000	Brocade Communications Systems Inc. θ	3.6%	$7,214,400

	Electronic Components
600,000	Corning Inc.	3.7%	$7,416,000

	Entertainment
50,000	The Walt Disney Co.	0.8%	$1,508,000

	Financial Services
850,000	First Horizon National Corp.		$5,066,000
10,000	MasterCard Inc.		3,171,600
475,000	SEI Investments Co.		7,305,500
480,000	Wells Fargo & Co.		11,577,600
		13.7%	$27,120,700

	Footwear
100,000	Nike Inc.	4.3%	$8,551,000

	Internet
200,000	eBay Inc. θ		$5,898,000
20,000	Google Inc. θ		10,287,600
		8.2%	$16,185,600

	Machinery
30,000	Deere & Co.	1.0%	$1,937,100

	Media
75,000	Scripps Networks Interactive Inc.	1.4%	$2,787,750

	Natural Gas
210,000	MDU Resources Group Inc.	2.0%	$4,029,900

	Networking Products
775,000	Cisco Systems Inc.	6.1%	$12,004,750

	Oil & Gas
55,000	Devon Energy Corp.	1.5%	$3,049,200

	Professional Services
121,100	Insperity Inc.	1.4%	$2,694,475

	Retail
20,000	Costco Wholesale Corp.		$1,642,400
190,000	Lowe's Cos., Inc.		3,674,600
200,000	Target Corp.		9,808,000
210,000	Walgreen Co.		6,906,900
		11.1%	$22,031,900

	Semiconductor Capital Equipment
570,000	Applied Materials Inc.	3.0%	$5,899,500

	Semiconductors
550,000	Intel Corp.		$11,731,500
550,000	MIPS Technologies Inc. θ		2,662,000
		7.3%	$14,393,500

	Software
265,000	Adobe Systems Inc. θ		$6,405,050
70,000	Autodesk Inc. θ		1,944,600
300,000	Symantec Corp. θ		4,890,000
		6.7%	$13,239,650

	Total investment in equities
	(cost $211,976,736)	94.7%	$187,358,050

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
11,157,897	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/03/2011	5.6%	$11,157,897

	Total short-term securities
	(cost $11,157,897)	5.6%	$11,157,897

	Total securities
	(cost $223,134,633)	100.3%	$198,515,947

	Other assets and liabilities - net	-0.3%	$(741,022)

	Total net assets	100.0%	$197,774,925

θ	This security is non-income producing.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Workplace Fund

Cost of long-term investments	$212,043,470
Unrealized appreciation	$8,156,818
Unrealized depreciation	(32,842,238)

Net unrealized depreciation	$(24,685,420)

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$26,329,350	$-	$-	$26,329,350
Consumer Staples	8,549,300	-	-	8,549,300
Energy	3,049,200	-	-	3,049,200
Financials	23,949,100	-	-	23,949,100
Health Care	4,538,500	-	-	4,538,500
Industrials	8,869,675	-	-	8,869,675
Information Technology	108,043,025	-	-	108,043,025
Utilities	4,029,900	-	-	4,029,900
Short-Term Investments	11,157,897	-	-	11,157,897
Total	$198,515,947	$-	$-	$198,515,947

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 9, 2011

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 9, 2011